Debt - Schedule of Effective Interest Rates (Details)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Including the impact of interest rate swaps	4.35%	4.72%	4.48%
Excluding the impact of interest rate swaps	4.03%	4.55%	4.48%